Plant and equipment, net and allowance on guarantee (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and Amortization, Discontinued Operations	$ 0	$ 0	$ 0
Asset Impairment Charges	385	0	0
Continuing Operations [Member]
Depreciation	$ 1,074	$ 2	$ 3